Related Party Transaction - Summary of Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management compensation
Short term employee benefits	€ 5	€ 5	€ 4
Share-based compensation	30	22	19
Termination benefits	0	0	1
Total key management compensation	€ 35	€ 27	€ 24